RBC International Equity Fund Average Annual Total Returns	12 Months Ended	37 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE NR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	15.61%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	9.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	19.80%	12.38%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.33%	11.24%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.81%	9.75%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	19.86%	12.43%